Tax Status	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Tax Status [Line Items]
Tax Status

7. Tax Status

The IRS determined and informed the Company by letters dated February 1, 2018 that the Plans are qualified and the Master Trust established under the Plans is tax-exempt under the appropriate sections of the IRC. These plans were amended since receiving the determination letters; however, the Plans’ administrator and the Sponsor’s tax advisor believe that the Plans are currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, they believe the Plans are qualified and the related Master Trust is tax-exempt as of the financial statement date.

U.S. GAAP requires the Plans’ management to evaluate tax positions taken by the Plans and recognize a tax liability (or asset) if the organization has taken an uncertain position that would not be sustained upon examination by the IRS. The Plans’ administrator and the Sponsor’s tax advisor analyzed the tax positions taken by the Plans and concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. As such, no reserve is required under U.S. GAAP. The Plans are subject to audit by the IRS; however, there are no current IRS audits in progress for any tax periods.